Property, plant and equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		$ 120,536	$ 118,325
Additions		24,789	23,866
Transfers from investment properties (Note 9)		3,026
Disposals		(12,379)
Incorporation as result of business combination (Note 15)		193
Depreciation charges	[1]	(26,728)	(21,655)
Net book amount as of end		109,437	120,536
Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		262,363	238,497
Net book amount as of end		277,992	262,363
Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(141,827)	(120,172)
Net book amount as of end		(168,555)	(141,827)
Other Buildings And Facilities [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		65,465	69,728
Additions		3,235	509
Transfers from investment properties (Note 9)		3,026
Disposals		(12,379)
Incorporation as result of business combination (Note 15)
Depreciation charges	[1]	(5,580)	(4,772)
Net book amount as of end		53,767	65,465
Other Buildings And Facilities [Member] | Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		88,627	88,118
Additions
Net book amount as of end		82,509	88,627
Other Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(23,162)	(18,390)
Additions
Net book amount as of end		(28,742)	(23,162)
Furniture and Fixtures [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		13,202	11,565
Additions		991	3,958
Transfers from investment properties (Note 9)
Disposals
Incorporation as result of business combination (Note 15)
Depreciation charges	[1]	(2,253)	(2,321)
Net book amount as of end		11,940	13,202
Furniture and Fixtures [Member] | Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		26,541	22,583
Net book amount as of end		27,532	26,541
Furniture and Fixtures [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(13,339)	(11,018)
Net book amount as of end		(15,592)	(13,339)
Machinery and Equipment [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		40,519	35,163
Additions		20,563	19,345
Transfers from investment properties (Note 9)
Disposals
Incorporation as result of business combination (Note 15)		67
Depreciation charges	[1]	(18,323)	(13,989)
Net book amount as of end		42,826	40,519
Machinery and Equipment [Member] | Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		143,931	124,586
Additions
Net book amount as of end		164,561	143,931
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(103,412)	(89,423)
Additions
Net book amount as of end		(121,735)	(103,412)
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		1,240	1,813
Additions
Transfers from investment properties (Note 9)
Disposals
Incorporation as result of business combination (Note 15)		126
Depreciation charges	[1]	(572)	(573)
Net book amount as of end		794	1,240
Vehicles [Member] | Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		3,154	3,154
Net book amount as of end		3,280	3,154
Vehicles [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(1,914)	(1,341)
Net book amount as of end		(2,486)	(1,914)
Others [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		110	56
Additions			54
Transfers from investment properties (Note 9)
Disposals
Incorporation as result of business combination (Note 15)
Depreciation charges	[1]
Net book amount as of end		110	110
Others [Member] | Costs - Capitalized Finance Leases [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		110	56
Net book amount as of end		110	110
Others [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning
Net book amount as of end

[1]	As of June 30, 2018 and 2017, depreciation charges were charged to "Costs" in the amount of Ps. 23,218 and Ps. 18,126, respectively, to "General and administrative expenses" in the amount of Ps. 3,324 and Ps. 3,253, respectively and to "Selling expenses" in the amount of Ps. 186 and Ps. 276, respectively, in the Statements of Comprehensive Income (Note 25).